Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2022
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Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2020, 2021 and
2022
consist of the following:

	Yen (millions)
	2020	2021	2022
Interest income:
Financial assets measured at amortized cost	¥47,679	¥18,146	¥22,847
Financial assets measured at fair value through other comprehensive income	249	196	185
Financial assets measured at fair value through profit or loss	1,484	1,463	2,595

Total	49,412	19,805	25,627

Interest expense:
Financial liabilities measured at amortized cost	(15,624)	(12,269)	(15,706)
Other	(9,065)	(1,608)	(1,161)

Total	(24,689)	(13,877)	(16,867)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	5,169	3,372	4,777
Financial assets measured at fair value through profit or loss	25	0	—
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(19,270)	15,102	(77,789)
Gains (losses) on foreign exchange	(24,942)	(26,163)	68,033
Other	6,373	(17,128)	(7,335)

Total	(32,645)	(24,817)	(12,314)

Total	¥(7,922)	¥(18,889)	¥(3,554)